Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEIMAN FUNDS
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Advisors Capital Active All Cap Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Active All Cap Fund
Class Name	Advisors Capital Active All Cap Fund
Trading Symbol	ACALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Active All Cap Fund	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
Net Assets	$ 162,995,875
Holdings Count | shares	6
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$162,995,875
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	9%

Holdings [Text Block]	What did the Fund invest in? Security Type (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Total Return - Equity Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Total Return - Equity Fund
Class Name	Advisors Capital Total Return - Equity Fund
Trading Symbol	ACUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Total Return - Equity Fund	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
Net Assets	$ 250,380,743
Holdings Count | shares	53
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$250,380,743
Number of Portfolio Holdings	53
Portfolio Turnover Rate (%)	7%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Tactical Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Tactical Fixed Income Fund
Class Name	Advisors Capital Tactical Fixed Income Fund
Trading Symbol	ACTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Tactical Fixed Income Fund	$93	1.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Net Assets	$ 130,693,976
Holdings Count | shares	11
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$130,693,976
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	23%

Holdings [Text Block]	What did the Fund invest in? Security Type (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Small/Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Small/Mid Cap Fund
Class Name	Advisors Capital Small/Mid Cap Fund
Trading Symbol	ACSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Small/Mid Cap Fund	$92	1.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%
Net Assets	$ 81,209,094
Holdings Count | shares	34
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$81,209,094
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital Growth Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital Growth Fund
Class Name	Advisors Capital Growth Fund
Trading Symbol	ACGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital Growth Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs since Inception?[1]
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Growth Fund	$75	1.87%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.87%
Net Assets	$ 22,003,194
Holdings Count | shares	9
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$22,003,194
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	25%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.

Advisors Capital International Fund
Shareholder Report [Line Items]
Fund Name	Advisors Capital International Fund
Class Name	Advisors Capital International Fund
Trading Symbol	ACIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Advisors Capital International Fund ("Fund") for the period of November 1, 2024 (Commencement of Operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.
Additional Information Phone Number	1-888-247-3841
Additional Information Website	https://www.advisorscapfunds.com/literature
Expenses [Text Block]
What were the Fund costs since Inception?[1]
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital International Fund	$77	1.87%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.87%
Net Assets	$ 7,503,026
Holdings Count | shares	42
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$7,503,026
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	6%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.